Total International Stock Market Index Portfolio Annual Fund Operating Expenses - Portfolio [Member] - Total International Stock Market Index Portfolio - Total International Stock Market Index Portfolio
Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	0.08%